Accounting Estimates and Judgments	9 Months Ended
Sep. 30, 2025
Disclosure of changes in accounting estimates [abstract]
Accounting estimates and judgments

3. Accounting estimates and judgments

Accounting estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The accounting estimates and judgments adopted in these Unaudited Consolidated Condensed Interim Financial Statements are consistent with those of the previous financial year and the corresponding interim reporting period.